CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common stock issued for services, shares	600,000	200,000
Convertible notes and accrued interest, converted to common stock, shares		1,802,445
Convertible notes and accrued interest, per share (in dollars per share)		$ 0.24
Convertible Debt and accrued interest, converted to convertible preferred stock, shares		791,668
Convertible Debt and accrued interest, converted to convertible preferred stock, per share (in dollars per share)		$ 2.40
Issuance cost of convertible preferred stock and warrants (in dollars)		$ 375
Convertible preferred stock and warrants, issued for cash, shares		2,083,334
Convertible preferred stock and warrants, issued for cash, per share (in dollars per share)		$ 2.40
Convertible preferred stock and warrants, issued for settlement, shares		55,554
Convertible preferred stock and warrants, issued for settlement, per share (in dollars per share)		$ 2.40
Treasury stock, shares		50,000
Treasury stock acquired, cost per share (in dollars per share)		$ 0.35
Convertible preferred stock, terms of conversion	Convertible Stock 118,518 shares to Common Stock 1,185,180 shares
Issuance cost of common stock purchase warrants	$ 196
Exercise of common stock purchase warrants, shares	27,700,000
Common stock and warrants exercised, per share (in dollars per share)	$ 0.095